Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 582,869	$ 832,430
Inventories	2,216,136	373,540
Deposits on inventory	218,862	1,005,679
Total current assets	3,017,867	2,211,649
Property, plant and equipment, net	87,516
Other assets		7,150
Total assets	3,105,383	2,218,799
Current liabilities:
Accounts payable	394,400	137,843
Accounts payable - related party	302,889
Accrued liabilities	59,108	406,000
Deferred income	848,405	584,955
Line of credit	1,605,558	271,024
Related party debt	1,916,916	2,009,950
Total current liabilities	5,127,276	3,409,772
Stockholders' deficit
Common stock, $0.001 par value, 400,000,000 shares authorized, 85,115,660 and 83,000,000 shares issued and outstanding, respectively	85,116	83,000
Additional paid-in capital	1,049,667	657,972
Accumulated Deficit	(3,156,676)	(1,931,945)
Total stockholders' deficit	(2,021,893)	(1,190,973)
Total liabilities and stockholders' deficit	$ 3,105,383	$ 2,218,799